Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Investments In Associates
Schedule of investments in associates

	As of December 31, 2025
Company	Equity interest	Shareholding interest with voting rights (ii)	Investment	Current assets	Non-current assets	Current liabilities

Tyme (i)	18.0%	—	98,702	101,962	325,856	13,536

	As of December 31, 2024
Company	Equity interest	Shareholding interest with voting rights (ii)	Investment (iii)	Current assets	Non-current assets	Current liabilities

Tyme (i)	18.0%	—	99,365	1,201	218,846	14,447

Schedule of associates

	2025	2024	2023
Share of profit (loss) of associates	(3,689)	—	—
Associates net income (loss) for the year	(20,496)	(36,600)	—

(i) Tyme is the holding company which has investments in Tyme Bank Holdings (South Africa operation) and Tyme Investments (Southeast Asia operation)

(ii) Nu has no voting rights but all Series D preferred shares acquired by the Group may be converted into shares with voting rights at any time at Nu's election.